FEDERATED HERMES ADVISER SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 11, 2021

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES ADVISER SERIES (the “Registrant”)

Federated Hermes Global Equity Fund

Class R6 Shares

Federated Hermes Global Small Cap Fund

Class R6 Shares

Federated Hermes International Developed Equity Fund

Class R6 Shares

Federated Hermes SDG Engagement Equity Fund

Class R6 Shares

Federated Hermes SDG Engagement High Yield Credit Fund

Class R6 Shares

Federated Hermes U.S. SMID Fund

Class R6 Shares

(collectively, the “Funds” or each a “Fund”)
1933 Act File No. 333-218374 1940 Act File No. 811-23259

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated June 11, 2021, that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to 485(b) as Post-Effective Amendment No. 42 on June 10, 2021.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary